Share based compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Total share-based compensation expense included in the consolidated statements of operations
Total share-based compensation expense	$ 3,568	$ 7,078	$ 332	$ 178
Research and development
Total share-based compensation expense included in the consolidated statements of operations
Total share-based compensation expense	1,587	5,426	121	101
General and administrative
Total share-based compensation expense included in the consolidated statements of operations
Total share-based compensation expense	$ 1,981	$ 1,652	$ 211	$ 77